Property, plant and equipment - Schedule of Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Beginning of year	$ 111,696
Impairment of assets	(138,371)	$ (140,000)
End of year	97,285	111,696
Gross Carrying Amount
Property, plant and equipment
Beginning of year	131,909	93,241
Acquisition of Tintic		13,054
Additions	18,092	29,409
Assets classified as held for sale and other disposals	(7,915)	(1,351)
Impairment of assets	(11,490)	(5,455)
Other	(1,647)	(896)
Currency translation adjustments	2,625	3,907
End of year	131,574	131,909
Accumulated Depreciation, Amortisation and Impairment
Property, plant and equipment
Beginning of year	(20,213)	(9,529)
Depreciation	15,119	12,869
Assets classified as held for sale and other disposals	(1,643)	(192)
Impairment of assets		(2,687)
Other	91
Currency translation adjustments	691	694
End of year	(34,289)	(20,213)
Land and Buildings
Property, plant and equipment
End of year	24,021
Land and Buildings | Gross Carrying Amount
Property, plant and equipment
Beginning of year	27,980
Additions	2,235
Other	(495)
Transfers	1,985
Currency translation adjustments	(88)
End of year	31,617	27,980
Land and Buildings | Accumulated Depreciation, Amortisation and Impairment
Property, plant and equipment
Beginning of year	(4,468)
Depreciation	3,134
Other	13
Currency translation adjustments	7
End of year	(7,596)	(4,468)
Machinery and Equipment
Property, plant and equipment
End of year	61,865
Machinery and Equipment | Gross Carrying Amount
Property, plant and equipment
Beginning of year	80,208
Additions	12,358
Assets classified as held for sale and other disposals	(7,814)
Impairment of assets	(9,013)
Other	(1,607)
Transfers	12,905
Currency translation adjustments	1,521
End of year	88,558	80,208
Machinery and Equipment | Accumulated Depreciation, Amortisation and Impairment
Property, plant and equipment
Beginning of year	(15,745)
Depreciation	11,985
Assets classified as held for sale and other disposals	(1,643)
Other	78
Currency translation adjustments	684
End of year	(26,693)	(15,745)
Construction-in-progress
Property, plant and equipment
End of year	11,399
Construction-in-progress | Gross Carrying Amount
Property, plant and equipment
Beginning of year	23,721
Additions	3,499
Assets classified as held for sale and other disposals	(101)
Impairment of assets	(2,477)
Other	455
Transfers	(14,890)
Currency translation adjustments	1,192
End of year	11,399	$ 23,721
Equipment
Property, plant and equipment
Aggregate amount of consideration receivable	6,700
Equipment | Gross Carrying Amount
Property, plant and equipment
Disposals	$ (1,300)